Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
BALANCE at Mar. 31, 2015	$ 7,975,160	$ 29,003,674	$ (5,475,964)	$ 31,714,155
Net earnings (loss)				294,000	$ 294,000
Cash dividends ($0.04 per share)				(271,978)
BALANCE at Mar. 31, 2016	7,975,160	29,003,674	(5,475,964)	31,736,177	63,239,047
Net earnings (loss)				(2,678,684)	(2,678,684)
Issuance of restricted stock	210,000	(137,760)
Cash dividends ($0.04 per share)				(276,178)
BALANCE at Mar. 31, 2017	$ 8,185,160	$ 28,865,914	$ (5,475,964)	$ 28,781,315	$ 60,356,425